Accounting Changes in Balance Sheet Reflecting Impact of Retrospective Accounting Changes I (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Mar. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Assets
Total investments	$ 72,749		$ 74,379				$ 71,902
Cash and cash equivalents	3,797		3,632		4,152		4,443		3,094
Accrued investment income	769		715				691
Deferred acquisition costs	5,050		5,036				5,193		5,195	[1]
Intangible assets	346		366				468
Goodwill	868		868				958		1,032
Reinsurance recoverable	17,211		17,230				16,998
Other assets	706		710				906
Separate account assets	10,140		9,937				10,122
Assets associated with discontinued operations	439		439				506
Total assets	112,075		113,312				112,187
Liabilities and stockholders' equity
Future policy benefits	33,601		33,505				32,175
Policyholder account balances	25,886		26,262				26,345
Liability for policy and contract claims	7,343		7,509	[2]			7,620	[2],[3]	6,933	[3],[4]	6,567	[4]
Unearned premiums	4,193		4,333				4,223
Other liabilities	5,028		5,239				6,301
Borrowings related to securitization entities	329		336				396
Non-recourse funding obligations	2,062		2,066				3,256
Long-term borrowings	4,766		4,776				4,726
Deferred tax liability	1,132		1,507				811
Separate account liabilities	10,140		9,937				10,122
Liabilities associated with discontinued operations	86		61				80
Total liabilities	94,566		95,531				96,055
Stockholders' equity:
Class A common stock	1		1				1
Additional paid-in capital	12,131		12,127				12,136
Net unrealized investment gains (losses):
Net unrealized gains (losses) on securities not other-than-temporarily impaired	2,471		2,692				1,617
Net unrealized gains (losses) on other-than-temporarily impaired securities	(28)		(54)				(132)
Net unrealized investment gains (losses)	2,443	[5]	2,638	[5]	1,327	[5]	1,485	[5]	(80)		(1,405)
Derivatives qualifying as hedges	1,799	[6]	1,909	[6]	1,680	[6]	2,009	[6]	924		802
Foreign currency translation and other adjustments	582		655				553
Total accumulated other comprehensive income (loss)	4,824		5,202		3,656		4,047
Retained earnings	1,966		1,863				1,538
Treasury stock, at cost	(2,700)		(2,700)				(2,700)
Total Genworth Financial, Inc.'s stockholders' equity	16,222		16,493				15,022
Noncontrolling interests	1,287		1,288				1,110
Total stockholders' equity	17,509		17,781		15,836		16,132		13,510		11,972
Total liabilities and stockholders' equity	112,075		113,312				112,187
As originally reported
Assets
Total investments							71,902	[7]
Cash and cash equivalents							4,443	[7]
Accrued investment income							691	[7]
Deferred acquisition costs							7,327	[7]
Intangible assets							465	[7]
Goodwill							958	[7]
Reinsurance recoverable							16,982	[7]
Other assets							906	[7]
Separate account assets							10,122	[7]
Assets associated with discontinued operations							506	[7]
Total assets							114,302	[7]
Liabilities and stockholders' equity
Future policy benefits							31,971	[7]
Policyholder account balances							26,345	[7]
Liability for policy and contract claims							7,620	[7]
Unearned premiums							4,257	[7]
Other liabilities							6,230	[7]
Borrowings related to securitization entities							396	[7]
Non-recourse funding obligations							3,256	[7]
Long-term borrowings							4,726	[7]
Deferred tax liability							1,634	[7]
Separate account liabilities							10,122	[7]
Liabilities associated with discontinued operations							80	[7]
Total liabilities							96,637	[7]
Stockholders' equity:
Class A common stock							1	[7]
Additional paid-in capital							12,124	[7]
Net unrealized investment gains (losses):
Net unrealized gains (losses) on securities not other-than-temporarily impaired							1,586	[7]
Net unrealized gains (losses) on other-than-temporarily impaired securities							(132)	[7]
Net unrealized investment gains (losses)							1,454	[7]
Derivatives qualifying as hedges							2,009	[7]
Foreign currency translation and other adjustments							558	[7]
Total accumulated other comprehensive income (loss)							4,021	[7]
Retained earnings							3,095	[7]
Treasury stock, at cost							(2,700)	[7]
Total Genworth Financial, Inc.'s stockholders' equity							16,541	[7]
Noncontrolling interests							1,124	[7]
Total stockholders' equity							17,665	[7]
Total liabilities and stockholders' equity							114,302	[7]
Effect of DAC change
Assets
Total investments							0
Cash and cash equivalents							0
Accrued investment income							0
Deferred acquisition costs							(2,134)
Intangible assets							3
Goodwill							0
Reinsurance recoverable							0
Other assets							0
Separate account assets							0
Assets associated with discontinued operations							0
Total assets							(2,131)
Liabilities and stockholders' equity
Future policy benefits							3
Policyholder account balances							0
Liability for policy and contract claims							0
Unearned premiums							(34)
Other liabilities							0
Borrowings related to securitization entities							0
Non-recourse funding obligations							0
Long-term borrowings							0
Deferred tax liability							(733)
Separate account liabilities							0
Liabilities associated with discontinued operations							0
Total liabilities							(764)
Stockholders' equity:
Class A common stock							0
Additional paid-in capital							12
Net unrealized investment gains (losses):
Net unrealized gains (losses) on securities not other-than-temporarily impaired							31
Net unrealized gains (losses) on other-than-temporarily impaired securities							0
Net unrealized investment gains (losses)							31
Derivatives qualifying as hedges							0
Foreign currency translation and other adjustments							(5)
Total accumulated other comprehensive income (loss)							26
Retained earnings							(1,391)
Treasury stock, at cost							0
Total Genworth Financial, Inc.'s stockholders' equity							(1,353)
Noncontrolling interests							(14)
Total stockholders' equity							(1,367)
Total liabilities and stockholders' equity							(2,131)
Effect of reserve change
Assets
Total investments			0				0
Cash and cash equivalents			0				0
Accrued investment income			0				0
Deferred acquisition costs			0				0
Intangible assets			0				0
Goodwill			0				0
Reinsurance recoverable			28				16
Other assets			0				0
Separate account assets			0				0
Assets associated with discontinued operations			0				0
Total assets			28				16
Liabilities and stockholders' equity
Future policy benefits			233				201
Policyholder account balances			0				0
Liability for policy and contract claims			0				0
Unearned premiums			0				0
Other liabilities			0				0
Borrowings related to securitization entities			0				0
Non-recourse funding obligations			0				0
Long-term borrowings			0				0
Deferred tax liability			(72)				(65)
Separate account liabilities			0				0
Liabilities associated with discontinued operations			0				0
Total liabilities			161				136
Stockholders' equity:
Class A common stock			0				0
Additional paid-in capital			0				0
Net unrealized investment gains (losses):
Net unrealized gains (losses) on securities not other-than-temporarily impaired			0				0
Net unrealized gains (losses) on other-than-temporarily impaired securities			0				0
Net unrealized investment gains (losses)			0				0
Derivatives qualifying as hedges			0				0
Foreign currency translation and other adjustments			0				0
Total accumulated other comprehensive income (loss)			0				0
Retained earnings			(133)				(120)
Treasury stock, at cost			0				0
Total Genworth Financial, Inc.'s stockholders' equity			(133)				(120)
Noncontrolling interests			0				0
Total stockholders' equity			(133)				(120)
Total liabilities and stockholders' equity			28				16
Effect of premium restatement
Assets
Total investments			0				0
Cash and cash equivalents			0				0
Accrued investment income			0				0
Deferred acquisition costs			0				0
Intangible assets			0				0
Goodwill			0				0
Reinsurance recoverable			0				0
Other assets			0				0
Separate account assets			0				0
Assets associated with discontinued operations			0				0
Total assets			0				0
Liabilities and stockholders' equity
Future policy benefits			0				0
Policyholder account balances			0				0
Liability for policy and contract claims			0				0
Unearned premiums			0				0
Other liabilities			68				71
Borrowings related to securitization entities			0				0
Non-recourse funding obligations			0				0
Long-term borrowings			0				0
Deferred tax liability			(24)				(25)
Separate account liabilities			0				0
Liabilities associated with discontinued operations			0				0
Total liabilities			44				46
Stockholders' equity:
Class A common stock			0				0
Additional paid-in capital			0				0
Net unrealized investment gains (losses):
Net unrealized gains (losses) on securities not other-than-temporarily impaired			0				0
Net unrealized gains (losses) on other-than-temporarily impaired securities			0				0
Net unrealized investment gains (losses)			0				0
Derivatives qualifying as hedges			0				0
Foreign currency translation and other adjustments			0				0
Total accumulated other comprehensive income (loss)			0				0
Retained earnings			(44)				(46)
Treasury stock, at cost			0				0
Total Genworth Financial, Inc.'s stockholders' equity			(44)				(46)
Noncontrolling interests			0				0
Total stockholders' equity			(44)				(46)
Total liabilities and stockholders' equity			$ 0				$ 0

[1]	On July 1, 2010, we adopted a new accounting standard related to embedded credit derivatives. The adoption of this standard had a net unfavorable impact of $3 million on DAC.
[2]	Current year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2012 were reduced by loss mitigation activities of $73 million, including $70 million related to workouts, loan modifications and pre-sales, and $3 million related to rescissions, net of reinstatements. Loss mitigation actions related to prior year delinquencies resulted in a reduction of expected losses of $601 million for the year ended December 31, 2012, including $574 million related to workouts, loan modifications and pre-sales, and $27 million related to rescissions, net of reinstatements of $31 million.
[3]	Current year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2011 were reduced by loss mitigation activities of $95 million, including $88 million related to workouts, loan modifications and pre-sales, and $7 million related to rescissions, net of reinstatements. Loss mitigation actions related to prior year delinquencies resulted in a reduction of expected losses of $472 million for the year ended December 31, 2011, including $434 million related to workouts, loan modifications and pre-sales, and $38 million related to rescissions, net of reinstatements of $84 million.
[4]	Current year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2010 were reduced by loss mitigation activities of $194 million, including $186 million related to workouts, loan modifications and pre-sales, and $8 million related to rescissions, net of reinstatements. Loss mitigation actions related to prior year delinquencies resulted in a reduction of expected losses of $540 million for the year ended December 31, 2010, including $390 million related to workouts, loan modifications and pre-sales, and $150 million related to rescissions, net of reinstatements of $175 million.
[5]	Net of adjustments to deferred acquisition costs, present value of future profits, sales inducements and benefit reserves. See note 4 for additional information.
[6]	See note 5 for additional information.
[7]	Originally reported has been adjusted for our wealth management business that is now reported as discontinued operations. See note 24 for additional information on discontinued operations.